ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 90,710	$ 87,259
Accrued expenses	66,587	64,145
Government authorities	57,849	57,916
Other	5,940	4,373
Accrued expenses and other liabilities	$ 221,086	$ 213,693